Debt - Text details (Detail) € in Millions, $ in Millions	1 Months Ended
	May 31, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Aug. 31, 2017 EUR (€)	Jun. 28, 2017 EUR (€)	Apr. 21, 2017 EUR (€)	Apr. 20, 2017 EUR (€)	Jan. 31, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Dec. 31, 2016
Debt [Line items]
Revolving credit facility (undrawn)			€ 1,000
Change of Control Triggering Event, potentially required purchase price related to principal amount			101.00%	101.00%
Credit facility entered with a consortium of international banks [Member]
Debt [Line items]
Notional amount										€ 300	$ 1,000
Borrowings, amount drawn | $		$ 1,000
Bonds due 2018 [Member]
Debt [Line items]
Borrowings, interest rate										5.75%	5.75%
Bonds due 2018, early redemption [Member]
Debt [Line items]
Notional amount | $											$ 1,250
Loan for the purpose of financing The Spectranetics Corporation acquisition and for general purposes [Member]
Debt [Line items]
Notional amount						€ 1,000
Floating-rate bonds issued [Member]
Debt [Line items]
Notional amount					€ 500
Fixed-rate bonds issued [Member]
Debt [Line items]
Notional amount					€ 500
Share buyback program anounced [Member]
Debt [Line items]
Notional amount							€ 1,500
Purchased forward contracts related to the share buyback program [Member]
Debt [Line items]
Notional amount			€ 998
Bank borrowings [Member] | Weighted average [Member]
Debt [Line items]
Borrowings, interest rate			3.30%	3.30%								5.40%
Philips Lighting [Member]
Debt [Line items]
Debt transferred to liabilities directly associated with assets held for sale	€ 1,341
Royal Philips NV [Member] | Commercial Paper Programme, undrawn [Member]
Debt [Line items]
Notional amount | $				$ 2,500
Royal Philips NV [Member] | Committed revolving credit facility [Member]
Debt [Line items]
Revolving credit facility (undrawn)								€ 1,000
Royal Philips NV [Member] | Former facility [Member]
Debt [Line items]
Revolving credit facility (undrawn)									€ 1,800